Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Taxes
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2019	June 30, 2018	June 30, 2017

Current	$—	$841,312	$919,566
Deferred tax expense (benefit)	213,649	(126,936)	(43,829)
Total provision for income taxes	$213,649	$714,376	$875,737

Schedule of reconciliation of statutory tax rates to effective tax rate

The following table reconciles China statutory rates to the Company’s effective tax rate:

	June 30, 2019	June 30, 2018	June 30, 2017

China income tax rate	25.0%	25.0%	25.0%
Change in valuation allowance	1.2%	0.0%	1.3%
Income tax exemption status granted	(21.5)%	(9.3)%	0.0%
Others*	0.0%	0.2%	0.0%
Effective tax rate	4.7%	15.9%	26.3%

Schedule of taxes payable	Taxes payable consisted of the following:

	June 30, 2019	June 30, 2018

Income taxes	$2,805,722	$2,909,223
Other taxes	169,324	128,362
Totals	$2,975,046	$3,037,585